DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
DEBT
DEBT
ITC Holdings
Senior Unsecured Notes
On November 14, 2017, ITC Holdings completed the private offering of $500 million aggregate principal amount of unsecured 2.70% Senior Notes, due November 15, 2022, and $500 million aggregate principal amount of unsecured 3.35% Senior Notes, due November 15, 2027, (collectively, the “2017 Senior Notes”). In connection with the offering of the 2017 Senior Notes, ITC Holdings also entered into a registration rights agreement with the representatives of the initial purchasers named therein. Pursuant to this registration rights agreement, ITC Holdings agreed to use its commercially reasonable efforts to file with the SEC and cause to become effective a registration statement with respect to a registered exchange offer to exchange each series of Senior Notes issued in the offering for an issue of notes having terms substantially identical to the applicable series of Senior Notes (except for provisions relating to the transfer restrictions and payment of additional interest) as part of an offer to exchange such registered notes for the notes (the “Exchange Offer”). ITC Holdings also agreed to file a shelf registration statement to cover resales of the notes under certain circumstances. ITC Holdings is expected to have the registration statement relating to the Exchange Offer declared effective by the SEC on or prior to 365 days after the date of issuance of the 2017 Senior Notes, or, to the extent a shelf registration statement is required to be filed, to have such shelf registration statement declared effective by the SEC on or prior to the 90th day following the date such shelf registration statement was filed. If this obligation is not satisfied, the annual interest rate on the notes will increase by 25 basis points for the first 90 days commencing on the day following the registration default, and by an additional 25 basis points per annum with respect to each subsequent 90-day period, up to a maximum additional rate of 100 basis points per annum thereafter until the earliest of the Exchange Offer being completed or the shelf registration statement, if required, becoming effective.
Commercial Paper Program
ITC Holdings has an ongoing commercial paper program for the issuance and sale of unsecured commercial paper in an aggregate amount not to exceed $400 million outstanding at any one time. As of March 31, 2018 and December 31, 2017, ITC Holdings did not have any commercial paper issued or outstanding.
ITCTransmission
During the three months ended March 31, 2018, ITCTransmission reclassified long-term debt of $50 million for borrowings under the term loan credit agreement due March 23, 2019 to debt maturing within one year in the condensed consolidated statements of financial position.
First Mortgage Bonds
On March 29, 2018, ITCTransmission issued $225 million aggregate principal amount of 4.00% First Mortgage Bonds due March 30, 2053. The proceeds were used to refinance $100 million of 5.75% First Mortgage Bonds due April 1, 2018 and repay the existing indebtedness under the revolving credit agreement in March 2018. Proceeds were also used to repay the $50 million of borrowings under the term loan credit agreement in April 2018. Remaining proceeds will be used to partially fund capital expenditures and for general corporate purposes. ITCTransmission’s First Mortgage bonds were issued under its First Mortgage and Deed of Trust and secured by a first mortgage lien on substantially all of its real property and tangible personal property.
Derivative Instruments and Hedging Activities
We may use derivative financial instruments, including interest rate swap contracts, to manage our exposure to fluctuations in interest rates. The use of these financial instruments mitigates exposure to these risks and the variability of our operating results. We are not a party to leveraged derivatives and do not enter into derivative financial instruments for trading or speculative purposes. At March 31, 2018, ITC Holdings did not have any interest rate swaps outstanding.
Revolving Credit Agreements
At March 31, 2018, ITC Holdings and certain of its Regulated Operating Subsidiaries had the following unsecured revolving credit facilities available:

(in millions)	Total Available Capacity	Outstanding Balance (a)	Unused Capacity		Weighted Average Interest Rate on Outstanding Balance		Commitment Fee Rate (b)
ITC Holdings	$400	$—	$400	(c)	—%	(d)	0.175%
ITCTransmission	100	—	100		—%	(e)	0.10%
METC	100	52	48		2.8%	(e)	0.10%
ITC Midwest	225	111	114		2.8%	(e)	0.10%
ITC Great Plains	75	46	29		2.8%	(e)	0.10%
Total	$900	$209	$691
____________________________

(a)	Included within long-term debt.

(b)	Calculation based on the average daily unused commitments, subject to adjustment based on the borrower’s credit rating.

(c)	ITC Holdings’ revolving credit agreement may be used for general corporate purposes, including to repay commercial paper issued pursuant to the commercial paper program described above, if necessary.

(d)
Loan bears interest at a rate equal to LIBOR plus an applicable margin of 1.25% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, plus an applicable margin of 0.25%, subject to adjustments based on ITC Holdings’ credit rating.

(e)
Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower’s credit rating.

Covenants
Our debt instruments contain numerous financial and operating covenants that place significant restrictions on certain transactions, such as incurring additional indebtedness, engaging in sale and lease-back transactions, creating liens or other encumbrances, entering into mergers, consolidations, liquidations or dissolutions, creating or acquiring subsidiaries, selling or otherwise disposing of all or substantially all of our assets and paying dividends. In addition, the covenants require us to meet certain financial ratios, such as maintaining certain debt to capitalization ratios and certain funds from operations to debt levels. As of March 31, 2018, we were not in violation of any debt covenant.

DEBT
The following amounts were outstanding at December 31, 2017 and 2016:

(In millions)	2017	2016
ITC Holdings 6.23% Senior Notes, Series B, due September 20, 2017 (a)	$—	$50
ITC Holdings 6.375% Senior Notes, due September 30, 2036	200	200
ITC Holdings 6.05% Senior Notes, due January 31, 2018 (b)	—	385
ITC Holdings 5.50% Senior Notes, due January 15, 2020	200	200
ITC Holdings 4.05% Senior Notes, due July 1, 2023	250	250
ITC Holdings 3.65% Senior Notes, due June 15, 2024	400	400
ITC Holdings 5.30% Senior Notes, due July 1, 2043	300	300
ITC Holdings 3.25% Notes, due June 30, 2026	400	400
ITC Holdings 2.70% Senior Notes, due November 15, 2022	500	—
ITC Holdings 3.35% Senior Notes, due November 15, 2027	500	—
ITC Holdings Revolving Credit Agreement, due October 21, 2022 (c)	—	73
ITC Holdings Commercial Paper Program (a)	—	145
ITCTransmission 6.125% First Mortgage Bonds, Series C, due March 31, 2036	100	100
ITCTransmission 5.75% First Mortgage Bonds, Series D, due April 1, 2018 (a)	100	100
ITCTransmission 4.625% First Mortgage Bonds, Series E, due August 15, 2043	285	285
ITCTransmission 4.27% First Mortgage Bonds, Series F, due June 10, 2044	100	100
ITCTransmission Term Loan Credit Agreement, due March 23, 2019	50	—
ITCTransmission Revolving Credit Agreement, due October 21, 2022 (c)	36	44
METC 5.64% Senior Secured Notes, due May 6, 2040	50	50
METC 3.98% Senior Secured Notes, due October 26, 2042	75	75
METC 4.19% Senior Secured Notes, due December 15, 2044	150	150
METC 3.90% Senior Secured Notes, due April 26, 2046	200	200
METC Revolving Credit Agreement, due October 21, 2022 (c)	48	31
ITC Midwest 6.15% First Mortgage Bonds, Series A, due January 31, 2038	175	175
ITC Midwest 7.12% First Mortgage Bonds, Series B, due December 22, 2017 (a)	—	40
ITC Midwest 7.27% First Mortgage Bonds, Series C, due December 22, 2020	35	35
ITC Midwest 4.60% First Mortgage Bonds, Series D, due December 17, 2024	75	75
ITC Midwest 3.50% First Mortgage Bonds, Series E, due January 19, 2027	100	100
ITC Midwest 4.09% First Mortgage Bonds, Series F, due April 30, 2043	100	100
ITC Midwest 3.83% First Mortgage Bonds, Series G, due April 7, 2055	225	225
ITC Midwest 4.16% First Mortgage Bonds, Series H, due April 18, 2047	200	—
ITC Midwest Revolving Credit Agreement, due October 21, 2022 (c)	88	127
ITC Great Plains 4.16% First Mortgage Bonds, Series A, due November 26, 2044	150	150
ITC Great Plains Revolving Credit Agreement, due October 21, 2022 (c)	49	59
Total principal	5,141	4,624
Unamortized deferred financing fees and discount	(40)	(34)
Total debt	$5,101	$4,590
____________________________

(a)
As of December 31, 2017 and 2016, there was $100 million and $235 million, respectively, of debt included within debt maturing within one year that is classified as a current liability in the consolidated statements of financial position.

(b)
On December 14, 2017, we redeemed the full $385 million balance of ITC Holdings Senior Notes due January 31, 2018. We recorded a $2 million loss on extinguishment of the debt at the time of the redemption, which is included in Interest expense - net in the consolidated statements of operations.

(c)
On October 23, 2017, ITC Holdings, ITCTransmission, METC, ITC Midwest and ITC Great Plains entered into new, unsecured, unguaranteed revolving credit agreements, which replaced the previous revolving credit and extended the maturity date of the revolving credit agreements from March 2019 to October 2022.

The annual maturities of debt as of December 31, 2017 are as follows:

(In millions)
2018	$100
2019	50
2020	235
2021	—
2022	721
2023 and thereafter	4,035
Total	$5,141

ITC Holdings
Senior Unsecured Notes
On November 14, 2017, ITC Holdings completed the private offering of $500 million aggregate principal amount of unsecured 2.70% Senior Notes, due November 15, 2022, and $500 million aggregate principal amount of unsecured 3.35% Senior Notes, due November 15, 2027, (collectively, the “2017 Senior Notes”). The 2017 Senior Notes are redeemable prior to the due date, in whole or in part and at the option of ITC Holdings, by paying an applicable make whole premium. The net proceeds from this offering were used to redeem in full $385 million aggregate principal amount of ITC Holdings 6.05% Senior Notes due January 31, 2018, and to pay the associated call premiums, to repay the amount outstanding under ITC Holdings’ 2017 term loan credit agreement, to repay $7 million under ITC Holdings’ revolving credit agreement, and to repay $352 million under ITC Holdings’ commercial paper program, with remaining proceeds used for general corporate purposes. The 2017 Senior Notes were issued under ITC Holdings’ indenture, dated April 18, 2013.
In connection with the offering of the 2017 Senior Notes, ITC Holdings also entered into a registration rights agreement with the representatives of the initial purchasers named therein. Pursuant to this registration rights agreement, ITC Holdings agreed to use its commercially reasonable efforts to file with the SEC and cause to become effective a registration statement with respect to a registered exchange offer to exchange each series of Senior Notes issued in the offering for an issue of notes having terms substantially identical to the applicable series of Senior Notes (except for provisions relating to the transfer restrictions and payment of additional interest) as part of an offer to exchange such registered notes for the notes (the “Exchange Offer”). ITC Holdings also agreed to file a shelf registration statement to cover resales of the notes under certain circumstances. ITC Holdings is expected to have the registration statement relating to the Exchange Offer declared effective by the SEC on or prior to 365 days after the date of issuance of the 2017 Senior Notes, or, to the extent a shelf registration statement is required to be filed, to have such shelf registration statement declared effective by the SEC on or prior to the 90th day following the date such shelf registration statement was filed. If this obligation is not satisfied, the annual interest rate on the notes will increase by 25 basis points for the first 90 days commencing on the day following the registration default, and by an additional 25 basis points per annum with respect to each subsequent 90-day period, up to a maximum additional rate of 100 basis points per annum thereafter until the earliest of the Exchange Offer being completed or the shelf registration statement, if required, becoming effective.
On July 5, 2016, ITC Holdings issued $400 million aggregate principal amount of unsecured 3.25% Notes, due June 30, 2026. The proceeds from the issuance were used to repay the $161 million outstanding under ITC Holdings’ term loan credit agreement and for general corporate purposes, primarily the repayment of indebtedness outstanding under ITC Holdings’ commercial paper program. These Notes were issued under ITC Holdings’ indenture, dated April 18, 2013.
Commercial Paper Program
ITC Holdings has an ongoing commercial paper program for the issuance and sale of unsecured commercial paper in an aggregate amount not to exceed $400 million outstanding at any one time. As of December 31, 2017, ITC Holdings did not have any commercial paper issued or outstanding. The proceeds from issuances under the program during the year ended December 31, 2017 were used to repay and retire the $50 million of ITC Holdings’ 6.23% Senior Notes, due September 20, 2017, and for general corporate purposes, including the repayment of borrowings under ITC Holdings’ revolving credit agreement. ITC repaid borrowings under the commercial paper program of $352 million in November 2017 with proceeds from the ITC Holdings 2017 Senior Notes issued on November 14, 2017.
Term Loan Credit Agreement
On March 23, 2017, ITC Holdings entered into an unsecured, unguaranteed term loan credit agreement due March 24, 2018, under which ITC Holdings borrowed $200 million. The proceeds were used for general corporate purposes, including the repayment of borrowings under ITC Holdings’ revolving credit agreement and commercial paper program. This borrowing was repaid in full in November 2017 from the proceeds of the ITC Holdings Senior Notes issued on November 14, 2017. The weighted-average interest rate throughout the life of the loan was 2.06%.
METC
On April 26, 2016, METC issued $200 million of 3.90% Senior Secured Notes, due April 26, 2046. The proceeds were used to repay the $200 million borrowed under METC’s term loan credit agreement discussed below. The METC Senior Secured Notes were issued under its first mortgage indenture and secured by a first mortgage lien on substantially all of its real property and tangible personal property.
ITC Midwest
On April 18, 2017, ITC Midwest issued $200 million aggregate principal amount of 4.16% First Mortgage Bonds, Series H, due April 18, 2047. The proceeds were used for general corporate purposes, including the repayment of borrowings under the ITC Midwest revolving credit agreement. ITC Midwest’s First Mortgage Bonds were issued under its First Mortgage and Deed of Trust and secured by a first mortgage lien on substantially all of its real property and tangible personal property.
ITCTransmission
On March 23, 2017, ITCTransmission entered into an unsecured, unguaranteed term loan credit agreement due March 23, 2019, under which ITCTransmission borrowed $50 million. The proceeds were used for general corporate purposes, including the repayment of borrowings under ITCTransmission’s revolving credit agreement. The weighted-average interest rate on the borrowing outstanding under this agreement was 2.03% at December 31, 2017.
Derivative Instruments and Hedging Activities
We may use derivative financial instruments, including interest rate swap contracts, to manage our exposure to fluctuations in interest rates. The use of these financial instruments mitigates exposure to these risks and the variability of our operating results. We are not a party to leveraged derivatives and do not enter into derivative financial instruments for trading or speculative purposes.
In November 2017, we terminated $375 million of 5-year interest rate swap contracts and $375 million of 10-year interest rate swap contracts that managed the interest rate risk associated with the 2017 Senior Notes issued by ITC Holdings. A summary of the terminated interest rate swaps is provided below:

Interest Rate Swaps (In millions, except percentages)	Amount	Weighted Average Fixed Rate of Interest Rate Swaps	Comparable Reference Rate of Notes	Gain on Derivatives	Settlement Date
5-year interest rate swaps	$375	1.85%	2.06%	$4	November 2017
10-year interest rate swaps	375	2.22%	2.31%	3	November 2017
Total	$750			$7

The interest rate swaps qualified for cash flow hedge accounting treatment and the pre-tax gain of $7 million was recognized in November 2017 for the effective portion of the hedges and recorded net of tax in AOCI. This amount is being amortized as a component of interest expense over the life of the related debt. At December 31, 2017, ITC Holdings did not have any interest rate swaps outstanding.
Revolving Credit Agreements
On October 23, 2017, ITC Holdings, ITCTransmission, METC, ITC Midwest and ITC Great Plains entered into new, unsecured, unguaranteed revolving credit agreements, which replaced the previous revolving credit agreements then in effect. The new revolving credit agreements (a) extended the maturity date of the revolving credit agreements from March 2019 to October 2022 and (b) reduced the total available capacity for the revolving credit agreements for ITC Great Plains and ITC Midwest by $75 million and $25 million, respectively. At December 31, 2017, ITC Holdings and certain of its Regulated Operating Subsidiaries had the following unsecured revolving credit facilities available:

(In millions, except percentages)	Total Available Capacity	Outstanding Balance (a)	Unused Capacity		Weighted Average Interest Rate on Outstanding Balance		Commitment Fee Rate (b)
ITC Holdings	$400	$—	$400	(c)	—%	(d)	0.175%
ITCTransmission	100	36	64		2.5%	(e)	0.10%
METC	100	48	52		2.5%	(e)	0.10%
ITC Midwest	225	88	137		2.5%	(e)	0.10%
ITC Great Plains	75	49	26		2.5%	(e)	0.10%
Total	$900	$221	$679
____________________________

(a)	Included within long-term debt.

(b)	Calculation based on the average daily unused commitments, subject to adjustment based on the borrower’s credit rating.

(c)
ITC Holdings’ revolving credit agreement may be used for general corporate purposes, including to repay commercial paper issued pursuant to the commercial paper program described above, if necessary. At December 31, 2017 ITC Holdings did not have any commercial paper issued or outstanding.

(d)
Loan bears interest at a rate equal to LIBOR plus an applicable margin of 1.25% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, plus an applicable margin of 0.25%, subject to adjustments based on ITC Holdings’ credit rating.

(e)
Loans bear interest at a rate equal to LIBOR plus an applicable margin of 1.00% or at a base rate, which is defined as the higher of the prime rate, 0.50% above the federal funds rate or 1.00% above the one month LIBOR, subject to adjustments based on the borrower’s credit rating.

Covenants
Our debt instruments contain numerous financial and operating covenants that place significant restrictions on certain transactions, such as incurring additional indebtedness, engaging in sale and lease-back transactions, creating liens or other encumbrances, entering into mergers, consolidations, liquidations or dissolutions, creating or acquiring subsidiaries, selling or otherwise disposing of all or substantially all of our assets and paying dividends. In addition, the covenants require us to meet certain financial ratios, such as maintaining certain net debt to capitalization ratios and certain funds from operations to net debt levels. As of December 31, 2017, we were not in violation of any debt covenant.